Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		$ (1,133.8)	$ (1,027.8)	$ (1,093.7)
OCI before reclassifications		(136.9)	(132.5)	10.1
Amounts reclassified from AOCI		69.0	26.5	55.8
Net current-period OCI		(67.9)	(106.0)	65.9
Ending balance	$ (1,201.7)	(1,201.7)	(1,133.8)	(1,027.8)
Increase (Decrease) in Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance		11.1	17.3	9.7
OCI before reclassifications		(1.3)	(6.2)	7.6
Amounts reclassified from AOCI		0.0	0.0	0.0
Net current-period OCI		(1.3)	(6.2)	7.6
Ending balance	9.8	9.8	11.1	17.3
Tax expense for the recognition of a stranded deferred tax balance arising from deferred tax valuation allowances that was associated with a cash flow hedge portfolio	6.0
Post- retirement benefit plans [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		(1,005.8)	(954.5)	(965.5)
OCI before reclassifications		(141.6)	(107.2)	(32.5)
Amounts reclassified from AOCI		64.3	55.9	43.5
Net current-period OCI		(77.3)	(51.3)	11.0
Ending balance	(1,083.1)	(1,083.1)	(1,005.8)	(954.5)
Increase (Decrease) in Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance		0.0	0.0	0.0
OCI before reclassifications		0.0	0.0	0.0
Amounts reclassified from AOCI		0.0	0.0	0.0
Net current-period OCI		0.0	0.0	0.0
Ending balance	0.0	0.0	0.0	0.0
Currency translation adjustment [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		(73.9)	(53.5)	(85.0)
OCI before reclassifications		(2.7)	(20.4)	31.5
Amounts reclassified from AOCI		0.0	0.0	0.0
Net current-period OCI		(2.7)	(20.4)	31.5
Ending balance	(76.6)	(76.6)	(73.9)	(53.5)
Increase (Decrease) in Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance		11.1	17.3	9.7
OCI before reclassifications		(1.3)	(6.2)	7.6
Amounts reclassified from AOCI		0.0	0.0	0.0
Net current-period OCI		(1.3)	(6.2)	7.6
Ending balance	9.8	9.8	11.1	17.3
Derivatives [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		(4.8)	9.0	2.4
OCI before reclassifications		7.4	(4.9)	11.1
Amounts reclassified from AOCI		(3.1)	(8.9)	(4.5)
Net current-period OCI		4.3	(13.8)	6.6
Ending balance	(0.5)	(0.5)	(4.8)	9.0
Increase (Decrease) in Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance		0.0	0.0	0.0
OCI before reclassifications		0.0	0.0	0.0
Amounts reclassified from AOCI		0.0	0.0	0.0
Net current-period OCI		0.0	0.0	0.0
Ending balance	0.0	0.0	0.0	0.0
Accumulated Deferred Tax Asset Valuation Allowance
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance		(49.3)	(28.8)	(45.6)
OCI before reclassifications		0.0	0.0	0.0
Amounts reclassified from AOCI		7.8	(20.5)	16.8
Net current-period OCI		7.8	(20.5)	16.8
Ending balance	(41.5)	(41.5)	(49.3)	(28.8)
Increase (Decrease) in Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Beginning balance		0.0	0.0	0.0
OCI before reclassifications		0.0	0.0	0.0
Amounts reclassified from AOCI		0.0	0.0	0.0
Net current-period OCI		0.0	0.0	0.0
Ending balance	$ 0.0	$ 0.0	$ 0.0	$ 0.0